Schedule of Restructuring Reserve (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 21	$ 35	$ 39	$ 42
Charges	10	25	41	67
Payments	(7)	(39)	(45)	(70)
Ending Balance	24	21	35	39
2005 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		4	4	18
Charges		0	1	4
Payments		(1)	(1)	(18)
Ending Balance		3	4	4
2008 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		31	35	24
Charges		25	40	63
Payments		(38)	(44)	(52)
Ending Balance		18	31	35
Employee Related Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	18	31	35	37
Charges	9	19	37	52
Payments	(4)	(32)	(41)	(54)
Ending Balance	23	18	31	35
Employee Related Costs | 2005 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		0	0	13
Charges		0	0	0
Payments		0	0	(13)
Ending Balance		0	0	0
Employee Related Costs | 2008 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		31	35	24
Charges		19	37	52
Payments		(32)	(41)	(41)
Ending Balance		18	31	35
Other Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	3	4	4	5
Charges	1	6	4	15
Payments	(3)	(7)	(4)	(16)
Ending Balance	1	3	4	4
Other Costs | 2005 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		4	4	5
Charges		0	1	4
Payments		(1)	(1)	(5)
Ending Balance		3	4	4
Other Costs | 2008 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		0	0	0
Charges		6	3	11
Payments		(6)	(3)	(11)
Ending Balance		$ 0	$ 0	$ 0